FAIR VALUE DISCLOSURES - Fair Value Measurement Reconciliation For All Levels (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total gains and (losses), realized and unrealized, included in:
Transfers into Level 3	$ 168	$ 27
Transfers out of Level 3	(121)	(713)
Level 3 | Corporate
Total gains and (losses), realized and unrealized, included in:
Beginning Balance	1,493	1,687	$ 1,246
Net investment income (loss)	5	5	4
Investment gains (losses), net	(5)	(16)	(16)
Total realized and unrealized gains (losses)	0	(11)	(12)
Other comprehensive income (loss)	(157)	34	(17)
Purchases	1,093	937	513
Sales	(379)	(468)	(224)
Activity related to consolidated VIEs/VOEs	0	0
Transfers into Level 3	168	27	184
Transfers out of Level 3	(115)	(713)	(3)
Closing Balance	2,103	1,493	1,687
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	(154)	28	(18)
Level 3 | Other Equity Investments
Total gains and (losses), realized and unrealized, included in:
Beginning Balance	13	15	16
Net investment income (loss)	(1)	2	0
Investment gains (losses), net	0	0	0
Total realized and unrealized gains (losses)	(1)	2	0
Other comprehensive income (loss)	0	0	0
Purchases	8	1	3
Sales	0	(1)	0
Other		0
Other	0		0
Activity related to consolidated VIEs/VOEs	(3)	(4)	(4)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Closing Balance	17	13	15
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	(1)	2	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	0	0	0
Level 3 | States and political subdivisions
Total gains and (losses), realized and unrealized, included in:
Beginning Balance	35	39	39
Net investment income (loss)	0	0	0
Investment gains (losses), net	0	0	0
Total realized and unrealized gains (losses)	0	0	0
Other comprehensive income (loss)	(5)	(2)	2
Purchases	0	0	0
Sales	(1)	(2)	(2)
Activity related to consolidated VIEs/VOEs	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Closing Balance	29	35	39
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	(5)	(2)	2
Level 3 | CMBS
Total gains and (losses), realized and unrealized, included in:
Beginning Balance	20	0	0
Net investment income (loss)	0	0	0
Investment gains (losses), net	0	0	0
Total realized and unrealized gains (losses)	0	0	0
Other comprehensive income (loss)	(2)	0	0
Purchases	14	20	0
Sales	0	0	0
Activity related to consolidated VIEs/VOEs	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Closing Balance	32	20	0
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	(2)	0	0
Level 3 | Asset-backed
Total gains and (losses), realized and unrealized, included in:
Beginning Balance	8	20	100
Net investment income (loss)	0	0	0
Investment gains (losses), net	0	0	0
Total realized and unrealized gains (losses)	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	6	20
Sales	(2)	(18)	0
Activity related to consolidated VIEs/VOEs	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(6)	0	(100)
Closing Balance	0	8	20
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	0	0	0
Level 3 | Separate Accounts Assets
Total gains and (losses), realized and unrealized, included in:
Beginning Balance	1	1	0
Net investment income (loss)	0	0	0
Investment gains (losses), net	0	0	0
Total realized and unrealized gains (losses)	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	1	1
Sales	0	0	0
Other		0
Other	0		0
Activity related to consolidated VIEs/VOEs	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(1)	0
Closing Balance	1	1	1
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	$ 0	$ 0	$ 0